9. LOSS PER SHARE: Schedule of Basic and diluted loss per share (Details) - $ / shares		12 Months Ended
		Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Details
Basic and diluted loss per share (Note 9)	[1]	$ (0.06)	$ (0.02)	$ (0.03)
Weighted average number of common shares outstanding (basic and diluted)		16,366,052	14,824,483

[1]	Note 9